Intangible assets	9 Months Ended
Sep. 30, 2019
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Intangible assets
5. Intangible assets
Intangible assets comprise patents with a carrying value of £3.6 million as of September 30, 2019 (as of December 31, 2018: £3.0 million) and computer software with a carrying value of £0.2 million as of September 30, 2019 (as of December 31, 2018: £0.1 million).
During the nine months ended September 30, 2019, the Company acquired intangible assets with a cost of £0.8 million in relation to patents and £0.2 million in relation to computer software. There were no disposals of intangible assets in the nine months ended September 30, 2019.